Remeasurement items affecting operating profit - Cash Generating Units (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2021 ZAR (R) R / $ $ / kJ $ / bbl $ / T	Jun. 30, 2021 CAD ($)	Jun. 30, 2019 ZAR (R)
Impairment
Reversal of impairment loss	R 5,468		R 949
Fuels | Secunda liquid fuels refinery
Impairment
Increase in discount rate	1.00%
Increase (decrease) in recoverable amount due to increase in discount rate	R (1,700)
Decrease in discount rate	(1.00%)
Increase (decrease) in recoverable amount due to decrease in discount rate	R 2,000
Decrease in price of Dated Brent (per unit) | $ / bbl	(1)
Decrease in recoverable amount due to decrease in price of Dated Brent	R (2,800)
Increase (decrease) in exchange rate | R / $	0.10
Increase (decrease) in recoverable amount of CGU due to change in exchange rate	R (1,500)
Increase in gas prices (per unit) | $ / kJ	1
Increase (decrease) in recoverable amount due to increase in gas prices	R (942)
Chemicals Africa | South Africa Wax value chain
Impairment
Increase in discount rate	1.00%
Increase (decrease) in recoverable amount due to increase in discount rate	R (370)
Decrease in discount rate	(1.00%)
Increase (decrease) in recoverable amount due to decrease in discount rate	R 403
Increase in gas prices (per unit) | $ / kJ	1
Increase (decrease) in recoverable amount due to increase in gas prices	R (1,700)
Chemicals Africa | Chlor Alkali and PVC
Impairment
Increase in discount rate	1.00%
Increase (decrease) in recoverable amount due to increase in discount rate	R (264)
Decrease in discount rate	(1.00%)
Increase (decrease) in recoverable amount due to decrease in discount rate	R 306
Increase (decrease) in exchange rate | R / $	0.10
Increase (decrease) in recoverable amount of CGU due to change in exchange rate	R (240)
Increase (decrease) in sales price | $ / T	10
Increase (decrease) in recoverable amount due to change in sale prices	R 364
Gas | Sasol Canada - Shale gas assets
Impairment
Reversal of impairment loss	R 521	$ 45